ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2013
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

Hanwha SolarOne Co., Ltd. (the “Company’’) was incorporated under the laws of the Cayman Islands on June 12, 2006.

The Company through its subsidiaries are principally engaged in development, manufacturing and sales of photovoltaic products.

On July 8, 2013, the Group established a wholly-owned subsidiary, Nantong Hanwha PV-Tech Energy Co., Ltd. (“Nantong Tech”) with registered capital of RMB500,000. The principal activity of Nantong Tech is to provide solar systems integration services in China.

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying unaudited interim condensed consolidated financial statements of Hanwha SolarOne Co., Ltd. (the “Company’’) and its subsidiaries (collectively the “Group’’) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2012. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of the Company’s management, the unaudited interim condensed consolidated financial statements, which comprise the condensed consolidated balance sheet of the Company as of September 30, 2013, the condensed consolidated statements of comprehensive loss, cash flows and changes in shareholders’ equity for the nine months ended September 30, 2012 and 2013, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2013, the Company’s consolidated results of operations, cash flows and changes in shareholders’ equity for the nine months ended September 30, 2012 and 2013. Interim period results are not necessarily indicative of results of operations or cash flows for a full-year or any subsequent interim period. The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements at that date, but does not include all disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited financial statements included in its Annual Report on Form 20-F dated April 29, 2013 for the year ended December 31, 2012.

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but not limited to, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and intangible assets, impairment of fixed assets and intangible assets, valuation allowances of deferred tax assets, stock-based compensation expenses, fair values of derivative contracts and fair value of conversion feature of convertible bonds. Management bases estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates, and as such, differences may be material to the financial statements.